Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 14, 2015
Document Effective Date	Dec. 14, 2015
Prospectus Date	Dec. 14, 2015
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
AllianzGI Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX